UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund,
REMS Real Estate Income 50/50 Fund and
REMS International Real Estate Value-
Opportunity Fund

Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

For the Year Ended December 31, 2015

Dear REMS Real Estate Value-Opportunity Investors:

Public market real estate experienced a solid rally in the final quarter of 2015 (REIT ETFs rose +7%) as the oversold conditions reversed after a long summer of concerns over Central Bank moves to raise interest rates and negative economic news out of China and emerging markets. For the year as a whole, public market real estate returns were up slightly (+3.2%), with returns driven primarily by a few larger cap names. Given the complexity and volatility of financial markets in 2015 coupled with expensive REIT share prices at the beginning of last year, the positive total returns for public market real estate probably should be considered a better than expected result.

REMS Real Estate Value-Opportunity Portfolio’s Institutional Class was down –1.0% in 2015, reflecting our investment across market capitalizations and a significant portion of the portfolio in non-REIT structures. We had a number of real estate victories as nine positions representing about 25% of the portfolio generated total returns in excess of our 8% minimum target. In addition we completed the sale of seven long term positions during 2015 with total annualized returns averaging 22% over their holding period.

Gains were offset by negative contributors related primarily to our commercial real estate mortgage investments and hotels, whose declines were larger than anticipated given that interest rates had almost no impact on the value of the underlying assets. REMS also targeted two smaller hotel portfolios for potential liquidating value, whose assets performed as expected but the share prices declined when macro/global concerns cast a negative light on the hotel market.

As in recent years, private commercial real estate values continued to rise in 2015 uninterrupted by interest rates or volatile financial markets. Strong private capital flows and the solid fundamentals of higher occupancy and rising rents kept cap rates at historic low levels and high profile urban commercial assets in all property types at valuation premiums. In the public market only the largest market capitalization companies kept pace with the private real estate market. The largest “Top Ten” REIT companies recorded a 7.4% total return in 2015 while the rest of the public real estate market declined over –8% on a price only basis. As a result, the gap between private market commercial real estate values and most of the public real estate market widened considerably, indicating the potential for attractive arbitrage returns. A significant increase in real estate M&A and privatizations during 2015, as well as share repurchase activity provided another signal that there is mispricing in publicly traded real estate.

While REMS does not anticipate a reversal of today’s favorable commercial real estate fundamentals (i.e., positive occupancy and rent growth) in 2016, private market commercial real estate prices may have maxed out on valuation. The tailwinds of low absolute interest rates, recovery fundamentals and moderate new supply also may be gradually shifting. Nevertheless, REMS anticipates the Real Estate Value-Opportunity Fund will continue to achieve a number of victories related to the gap closing between private market real estate values and public market share prices as capital flows may find public market real estate pricing far more attractive as the real estate cycle matures.

As always, we thank you for your investment in our Fund.

Sincerely,

Edward W. Turville, CFA	John Webster
Managing Partner	President

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2015 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return

	One Year	Five Years	Ten Years
	Ended	Ended	Ended
	12/31/2015	12/31/2015	12/31/15

REMS Real Estate Value
Opportunity Fund
Institutional Class	(0.95% )	11.19%	9.36%
NAREIT Equity Index	3.20%	11.96%	7.41%

*  The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

	Total Return		Average Annual
	One Year	Five Years	Return Since
	Ended	Ended	Inception
	12/31/2015	12/31/2015	12/22/09 to 12/31/15*

REMS Real Estate Value
Opportunity Fund
Platform Class	(1.22% )	10.89%	14.12%
NAREIT Equity Index	3.20%	11.96%	14.39%

*	The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015

	Shares	Fair Value

COMMON STOCKS – 86.41%

DIVERSIFIED/OTHER – 21.82%
Forest City Enterprise, Inc., Class A	589,700	$12,932,121
I Star Financial Inc.*	1,165,600	13,672,488
Kennedy Wilson Holdings Inc.	477,746	11,504,124
Mack-Cali Realty Corp.	681,075	15,903,101
Plum Creek Timber Co.	161,100	7,687,692
Rayonier, Inc.	430,348	9,553,726
Vornado Realty Trust	145,100	14,504,196

		85,757,448

HEALTHCARE – 3.23%
Alexandria Real Estate Equities, Inc.	140,600	12,704,616

HOTEL – 6.96%
Felcor Lodging Trust Inc.	1,874,233	13,681,901
Hersha Hospitality Trust	627,499	13,654,378

		27,336,279

MORTGAGE REIT – 4.78%
Colony Financial Inc.	769,000	14,980,120
Resource Capital Corp.	298,299	3,806,295

		18,786,415

MULTI-FAMILY – 9.48%
Apartment Investment & Management Co. “A”	386,600	15,475,598
Sun Communities, Inc.	115,629	7,924,055
WCI Communities, Inc.*	622,070	13,859,720

		37,259,373

OFFICE/INDUSTRIAL – 23.08%
Brandwine Realty Trust	1,237,900	16,909,714
Cousins Property	842,300	7,942,889
Duke Realty Corp.	552,800	11,619,856
Empire State Realty Trust Inc “A”	708,000	12,793,560
Liberty Property Trust	499,000	15,493,950
Prologis Trust	282,300	12,116,316
Rexford Industrial Realty, Inc.	845,700	13,835,652

		90,711,937

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2015

	Shares	Fair Value

RETAIL – 17.06%
Developers Diversified Realty Corp.	904,300	$15,228,412
General Growth Properties, Inc.	389,100	10,587,411
Kimco Realty Corp.	571,500	15,121,890
Kite Realty Group Trust	500,498	12,977,913
Urban Edge Properties	559,280	13,115,116

		67,030,742

TOTAL COMMON STOCKS
(Cost: $292,091,616)		339,586,810

PREFERRED STOCK – 5.94%
Colony Capital Inc., Series C, 7.125%	274,900	6,023,059
Felcor Lodging Trust Inc., Series A, 1.950%	18,900	475,335
ISTAR Financial Inc, Series I, 7.500%	276,400	6,337,852
Resource Capital Corp., Series B, 8.250%	250,400	4,301,872
Vereit, Inc., Series F, 6.750%	251,700	6,191,820

		23,329,938

TOTAL PREFERRED STOCKS
(Cost: $22,660,979)		23,329,938

TOTAL LONG POSITIONS
(Cost: $314,752,595)		362,916,748

EXCHANGE TRADED FUND – 4.24%
Ishares DJ U.S. Real Estate	222,500	16,711,975

(Cost: $16,185,718)

MONEY MARKET – 2.55%
Money Market Fiduciary, 0.00274%**	10,032,032	10,032,032

(Cost: $10,032,032)

NET INVESTMENTS IN SECURITIES – 99.14%
(Cost: $340,970,345)		389,660,755

Other assets, net of liabilities – 0.86%		3,398,534

NET ASSETS – 100.00%		$393,059,289

* Non-income producing
** Effective 7 day yield as of December 31, 2015.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015

ASSETS
Investments at fair value (identified cost of $340,970,345) (Note 1)	$389,660,755
Cash	36,620
Receivable for securities sold	3,385,555
Dividends and interest receivable	1,870,259
Receivable for capital stock sold	1,467,601
Prepaid expenses	99,738

TOTAL ASSETS	396,520,528

LIABILITIES
Payable for securities purchased	2,279,857
Payable for capital stock redeemed	794,360
Accrued investment management fees	341,663
Accrued 12b-1 fees	6,831
Accrued administration, transfer agency and accounting fees	32,376
Other accrued expenses	6,152

TOTAL LIABILITIES	3,461,239

NET ASSETS	$393,059,289

Net Assets Consist of:
Paid-in-capital applicable to 24,578,097 no par value shares of beneficial interest outstanding, unlimited shares authorized	$343,664,105
Accumulated net realized gain (loss) on investments	704,774
Accumulated net unrealized appreciation (depreciation) on investments	48,690,410

Net Assets	$393,059,289

NET ASSET VALUE PER SHARE
Institutional Class
($356,187,928 / 22,253,449 shares outstanding)	$16.01

Platform Class
($36,871,361 / 2,324,648 shares outstanding)	$15.86

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2015

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $18,663)	$8,640,707
Interest	3,191

Total investment income	8,643,898

EXPENSES
Investment management fees (Note 2)	4,235,657
12b-1 fees, Platform Class (Note 2)	97,872
Recordkeeping and administrative services (Note 2)	286,790
Accounting fees (Note 2)	288,443
Custodian fees	37,801
Transfer agent fees (Note 2)	188,554
Professional fees	38,102
Filing and registration fees	64,857
Trustees fees	4,092
Compliance fees	7,000
Shareholder servicing and reports	457,552
Dividend expense	208,402
Interest expense (Note 7)	8,318
Other	140,211

Total expenses	6,063,651
Fees paid indirectly (Note 6)	(139)

Net expenses	6,063,512

Net investment income (loss)	2,580,386

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	34,707,756
Net realized gain (loss) on short positions	1,963,194
Net realized gain on foreign currency transactions	87,060
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(43,639,137)
Net increase (decrease) in unrealized appreciation (depreciation) of securities sold short	117,670

Net realized and unrealized gain (loss) on investments	(6,763,457)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,183,071)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31,	December 31,
	2015	2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,580,386	$2,588,703
Net realized gain (loss) on investments, securities
sold short and foreign currency transactions	36,758,010	6,707,573
Net increase (decrease) in unrealized appreciation
(depreciation) of investments, securities sold short and foreign currencies	(43,521,467)	59,291,208

Increase (decrease) in net assets from operations	(4,183,071)	68,587,484

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,508,277)	(2,363,703)
Platform Class	(159,169)	(225,000)
Realized gains
Institutional Class	(31,837,684)	(10,890,544)
Platform Class	(3,295,720)	(1,012,434)

Decrease in net assets from distributions	(37,800,850)	(14,491,681)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	107,384,311	149,389,808
Platform Class	16,900,920	26,652,473
Distributions reinvested
Institutional Class	25,536,445	7,219,669
Platform Class	3,269,719	1,146,364
Shares redeemed
Institutional Class	(157,736,954)	(75,153,243)
Platform Class	(17,720,269)	(29,261,906)

Increase (decrease) in net assets from capital stock transactions	(22,365,828)	79,993,165

NET ASSETS
Increase (decrease) during year	(64,349,749)	134,088,968
Beginning of year	457,409,038	323,320,070

End of year (includes accumulated net investment income of $ and $ , respectively)	$393,059,289	$457,409,038

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Year ended December 31, 2015

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(4,183,071)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(202,945,334)
Proceeds from disposition of investment securities	195,980,351
Proceeds from short sales	33,675,079
Closed short transactions	(35,788,909)
Proceeds from disposition of short-term securities, net	53,064,201
Decrease (increase) in receivables for securities sold	795,094
Decrease (increase) in receivable from broker	4,364,004
Decrease (increase) in dividends and interest receivable	401,376
Decrease (increase) in prepaid assets	95,486
Increase (decrease) in payable for securities purchased	1,500,111
Increase (decrease) in accrued management fees	(45,435)
Increase (decrease) in other accrued expenses	1,863
Unrealized appreciation on investments	43,521,467
Net realized gain from investments (net of $3,659,371 of capital gain distributions)	(33,298,639)
Return of capital dividends received	2,299,389

Net cash provided by operating activities	59,437,033

Cash flows from financing activities:

Proceeds from shares sold	124,566,358
Payments on shares redeemed	(175,058,508)
Cash distributions paid	(8,994,686)

Net cash used in financing activities	(59,486,836)

Net increase (decrease) in cash	(49,803)

Cash:
Beginning balance	86,423

Ending balance	$36,620

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of
reinvestment of dividend distributions	$28,806,164

Cash financing activities not included herein consist of
interest paid	$(8,132)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Institutional Class Shares(1)

	Year Ended December 31,

	2015	2014	2013	2012	2011

Net asset value, beginning of year	$17.79	$15.53	$14.24	$11.38	$12.00
Investment activities
Net investment income (loss)	0.11	0.11	0.12	0.09	0.17
Net realized and unrealized gain (loss) on investments	(0.27)	2.74	1.97	3.21	(0.47)

Total from investment activities	(0.16)	2.85	2.09	3.30	(0.30)

Distributions
Net investment income	(0.11)	(0.12)	(0.11)	(0.09)	(0.16)
Realized gains	(1.51)	(0.47)	(0.69)	–	–
Return of capital	–	–	–	(0.35)	(0.16)

Total distributions	(1.62)	(0.59)	(0.80)	(0.44)	(0.32)

Net asset value, end of year	$16.01	$17.79	$15.53	$14.24	$11.38

Total Return	(0.95% )	18.48%	14.75%	29.29%	(2.38% )

Ratios/Supplemental Data
Ratio to average net assets Expenses, gross(A)	1.41%	1.36%	1.45%	1.74%	1.50%
Expenses, net of fees paid indirectly/before waiver or recovery	1.41%	1.36%	1.44%	1.70%	1.39%
Expenses, net of fees paid indirectly and waiver or recovery	1.41%	1.36%	1.44%	1.70%	1.52%
Net investment income	0.63%	0.67%	0.75%	0.69%	1.41%
Portfolio turnover rate	50.77%	42.46%	40.88%	43.19%	107.47%
Net assets, end of year (000’s)	$356,188	$418,902	$288,683	$153,557	$151,747

(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Platform Class Shares(1)

	Year ended December 31,

	2015	2014	2013	2012	2011

Net asset value, beginning of year	$17.64	$15.40	$14.13	$11.29	$11.91
Investment activities
Net investment income	0.07	0.07	0.08	0.06	0.14
Net realized and unrealized gain on investments	(0.27)	2.71	1.95	3.18	(0.47)

Total from investment activities	(0.20)	2.78	2.03	3.24	(0.33)

Distributions
Net investment income	(0.07)	(0.09)	(0.07)	(0.05)	(0.15)
Realized gains	(1.51)	(0.45)	(0.69)
Return of capital	–	–	–	(0.35)	(0.14)

Total distributions	(1.58)	(0.54)	(0.76)	(0.40)	(0.29)

Net asset value, end of year	$15.86	$17.64	$15.40	$14.13	$11.29

Total Return	(1.22% )	18.17%	14.42%	28.98%	(2.68% )

Ratios/Supplemental Data
Ratio to average net assets Expenses, gross(A)	1.66%	1.61%	1.70%	1.99%	1.75%
Expenses, net of fees paid indirectly/before waiver or recovery	1.66%	1.61%	1.69%	1.95%	1.64%
Expenses, net of fees paid indirectly and waiver or recovery	1.66%	1.61%	1.69%	1.95%	1.77%
Net investment income	0.38%	0.42%	0.50%	0.44%	1.16%
Portfolio turnover rate	50.77%	42.46%	40.88%	43.19%	107.47%
Net assets, end of year(000’s)	$36,871	$38,509	$34,637	$4,163	$3,465

(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2015

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history in accordance with the reorganizations.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks/Preferred Stocks	$362,916,748	$–	$–	$362,916,748
Exchange Traded Fund	16,711,975	–	–	16,711,975
Money Market	10,032,032	–	–	10,032,032

	$389,660,755	$–	$–	$389,660,755

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the year ended December 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2015.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

Management has reviewed the Fund’s tax positions for each of the open tax years (2012-2014) and expected to be taken in the 2015 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, such reclassifications reduced accumulated net investment loss by $87,060 and reduced accumulated net realized gain on investments by $87,060.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2015, the Fund held no securities sold short. For the year ended December 31, 2015, the Fund incurred fees of $287,059 related to short sales.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, REMS has agreed to waive or limit its fees indefinitely so that the ratio of total annual operating expenses for the Fund will not exceed 1.50% of the Fund’s average daily net assets. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. REMS will be entitled to reimbursement of any fees waived pursuant to this agreement. The total amount of

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

reimbursement recoverable by REMS (the “Reimbursement Amount”) is the sum of all fees previously waived by the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board. Effective January 1, 2016, REMS has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Fund do not exceed 1.25% of the Fund’s average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short-sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund with the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. For the year ended December 31, 2015, the Advisor earned $4,235,657 in investment management fees and waived no advisory fees.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2015, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Platform Shares (“Class P”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the year ended December 31, 2015, there were $97,872 in Class P 12b-1 expenses incurred.

Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder services, recordkeeping, administrative and blue-sky filing services and earned $286,790 for its services for the year ended December 31, 2015. As transfer and dividend disbursing agent, CFSI earned $188,554 for its services for the year ended December 31, 2015. As pricing agent, CFSI earned $288,443 for the year ended December 31, 2015.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM , serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2015, aggregated $202,945,334 and $195,980,351, respectively. These amounts do not include purchases of $33,675,079 to cover shorts and sales proceeds of $35,788,909 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2015 and the year ended December 31, 2014 was as follows:

	Year ended	Year ended
	December 31, 2015	December 31, 2014

Distributions paid from
Ordinary Income	$ 6,543,009	$ 3,496,979
Realized gains	31,257,841	10,994,702

Total	$37,800,850	$14,491,681

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Ordinary income	$1,154,649
Accumulated net realized gain (loss)	593,719
Net unrealized appreciation on investments	47,646,816

$49,395,184

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2015, the cost for Federal income tax purpose was $342,013,939.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$58,383,590
Gross unrealized depreciation	(10,736,774)

Net unrealized appreciation	$47,646,816

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class I Shares		Class I Shares
	Year ended		Year ended
	December 31, 2015		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	6,112,055	$107,384,311	9,020,341	$149,389,808
Shares reinvested	1,563,672	25,536,445	414,306	7,219,669
Shares redeemed	(8,966,938)	(157,736,954)	(4,480,826)	(75,153,243)

Net Increase (decrease)	(1,291,211)	$(24,816,198)	4,953,821	$81,456,234

	Class P Shares		Class P Shares
	Year ended		Year ended
	December 31, 2015		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	960,099	$16,900,920	1,628,220	$26,652,473
Shares reinvested	202,115	3,269,719	66,715	1,146,364
Shares redeemed	(1,020,153)	(17,720,269)	(1,761,655)	(29,261,906)

Net Increase (decrease)	142,061	$2,450,370	(66,720)	$(1,463,069)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. ConvergEx transferred $139 to the Fund’s administrator to offset operating expenses during the year ended December 31, 2015.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The average borrowings for the year ended December 31, 2015 were $858,426. The interest rate charged for these borrowings, fed Fund open rate plus 50 basis points, was 1.28% at December 31, 2015 and the Fund incurred interest expense of $8,318 for the year ended December 31, 2015

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
REMS Real Estate Value-Opportunity Fund
And the Board of Directors of the World Funds Trust

We have audited the accompanying statement of assets and liabilities of REMS Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and brokers or by other alternative audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS Real Estate Value-Opportunity Fund as of December 31, 2015, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 29, 2016

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	14	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	14	None

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 79	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	14	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 70	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011).	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY CONTRACT RENEWAL

Although this annual report pertains to only one of the mutual funds advised by REMS, the following disclosure relates to the most recent investment advisory agreement renewal of the REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Value-Opportunity Fund, and REMS Real Estate Income 50/50 Fund. The annual report for the other REMS advised mutual funds that are not contained herein are available by contacting the Fund.

At a meeting held on November 10-11, 2015, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (collectively referred to herein as the “Agreements”) between the Trust and Real Estate Management Services Group, LLC (“REMS” or “Adviser”) in regard to each of the REMS Real Estate Income 50/50 Fund, the REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund (each a “Fund” and collectively, the “REMS Funds”).

Counsel reviewed with the Board a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreements. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information which was provided at the Meeting, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Agreements. The Board reviewed the services to be provided by REMS to the REMS Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

among the REMS Funds’ service providers; and the anticipated efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for the REMS Funds.

Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that the rationale for any differences could be attributed to cash flow and differences placed on restrictions place on the separate accounts relative to the REMS Funds such as prohibitions on leverage and shorting strategies. It was noted that the REMS Real Estate Value-Opportunity Fund, for the year-to-date and one-year periods, underperformed its Category average (Real Estate Category), but for the five-year and ten-year periods it outperformed the Category average. It was noted that for the REMS Real Estate Income 50/50 Fund, for the year-to date-period it outperformed its Category average (Real Estate Category) and it underperformed the Category average for the one-year period. It was noted that the REMS International Real Estate Value-Opportunity Fund underperformed its Category average (Global Real Estate Category) for the year-to-date and one-year periods. The Trustees considered that while the REMS Funds’ are grouped into the Real Estate and Global Real Estate Categories they are unlike other funds in the categories due to their holdings and strategies. Based on these considerations, the Board concluded that the performance of the REMS Funds was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the expected asset levels of the REMS Funds; and the projected overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the management fee) relative to other funds comparable in terms of the

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that the fees were above the Category average for the REMS Real Estate Value-Opportunity Fund and REMS International Real Estate Value-Opportunity Fund and below the Category average for the REMS Real Estate Income 50/50 Fund. The Trustees considered the management fee charge by REMS to separately managed accounts in the Value Opportunity style and that such fee was 20 basis points less than that charged to the Fund. The Trustees considered the difference in fees for the REMS Value-Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate. The Trustees considered that the management fee charged by REMS to accounts similar to the REMS Real Estate Income 50/50 Fund are the same. The Trustees considered that there are no accounts managed in a manner that is similar to the REMS International Real Estate Value-Opportunity Fund. The Trustees reflected on discussions at the Meeting by representatives of REMS that they may want to lower the expense limitation arrangements in place for certain REMS Funds for the next calendar year. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by the REMS Funds were fair and reasonable.

The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Board considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from various forms of expense limitation arrangement in place for each of the REMS Funds. It was noted that for the REMS International Real Estate Value-Opportunity Fund the expense limitation arrangement was only scheduled to be in place until December 31, 2015, but that REMS was actively considering this Fund and it would likely put the cap in place and extend it beyond December 31, 2015. It was noted that that the REMS Real Estate Value-Opportunity Fund had the assurance of the expense limitation in place but that its assets were at a level where the gross expense ratio was operating below the cap – the Trustees believed that having the expense limitation in place for this Fund was, nonetheless valuable for the Fund’s shareholders in that it assured investors that they would realize the benefits of the cap without the need to have assets exceed a threshold. With respect to the REMS Real Estate Income 50/50 Fund, the Trustees noted that the Fund’s shareholder were benefiting currently from the expense limitation arrangement. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the Funds, the Board determined that the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow the REMS Funds to realize the benefits of economies of scale as the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; commission recapture programs; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increase market exposure by its association with the Trust.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a one-year term.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2015 and held for the six months ended December 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
FUND EXPENSES (unaudited)

Institutional Class Shares	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the period ended December 31, 2015*
Actual	$1,000	$1,031.20	$6.81
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.77

Platform Class Shares	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the period ended December 31, 2015*
Actual	$1,000	$1,029.50	$8.08
Hypothetical (5% return before expenses)	$1,000	$1,014.75	$8.03

* Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Institutional Class and 1.58% for the Platform Class multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550.

Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

For the Year Ended December 31, 2015

Dear REMS Real Estate Income 50/50 Investors:

Despite the complexity of financial markets in 2015, the Real Estate Income 50/50 Fund continued to provide returns and income that outperformed both stocks and bonds. The Fund’s Institutional Class’s total return for 2015 was 2.7%, versus 0.6% for the Barclays US Aggregate Bond Index, 3.2% for the NAREIT Equity Index, and 1.4% for the S&P 500. The annualized Fund return since inception (4/4/2011) was 8.9%, which is 550 bps above the 3.3% produced by the Barclays US Aggregate Bond Index for that same period.

Two key factors keep this portfolio generating attractive absolute and relative returns. First, REIT preferreds (6% total return for 2015) are benefitting from limited supply and improving credits. Secondly, the special situation equity portion of the portfolio targeted to provide above average yield and longer term growth in real estate value continues to experience M&A bids. During 2015 the REMS Income 50-50 Portfolio received premium buyout bids for three holdings: Home Properties and BioMed Realty, which were privatized and taken out of the public market, and Plum Creek Timber, which agreed to be acquired by Weyerhouser.

At year-end our common equity exposures totaled 54% and our REIT preferred holdings were 46% with the Fund currently focused on adding to undervalued common equity positions. The Fund produced a net yield of 4.9%, which we believe is attractive as a fixed income alternative with capital value upside.

While complexity and volatility may continue to be present we believe that we are far from the terminal point of the commercial real estate cycle. REMS believes the Real Estate Income 50/50 Fund starts 2016 with upside prospects that comfortably meet our return targets. Therefore as discussed earlier, REMS, on behalf of the Fund, plans to continue to concentrate the real estate portfolio into fewer conviction positions where our in depth analysis points toward attractive absolute returns. This strategy may also be complemented with asset recycling and temporary cash cushions to take advantage of periodic public market real estate mispricing.

As always, we thank you for your investment in our Fund.

Sincerely,

Edward W. Turville, CFA	John Webster
Managing Partner	President

1

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2015 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

2

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/15	4/4/2011 to 12/31/2015*

REMS Real Estate Income 50/50 Fund	2.69%	8.87%
NAREIT Equity Index	3.20%	11.17%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITS listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

3

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/15	4/4/2011 to 12/31/2015*

REMS Real Estate Income 50/50 Fund	2.46%	8.53%
NAREIT Equity Index	3.20%	11.17%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

4

5

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2015

		Fair
	Shares	Value

COMMON STOCKS – 52.10%

DIVERSIFIED/OTHER – 12.72%
Plum Creek Timber Co., Inc.	64,300	$3,068,396
Rayonier Inc.	134,900	2,994,780
Washington REIT	142,200	3,847,932
WP Carey Inc.	56,100	3,309,900

		13,221,008

HEALTHCARE – 3.21%
Healthcare Realty Trust	117,600	3,330,432

HOTEL – 3.51%
Hersha Hospitality Trust	167,600	3,646,976

MORTGAGE REIT – 4.82%
Colony Capital Inc.	205,100	3,995,348
Resource Capital Corp.	79,700	1,016,972

		5,012,320

MULTI-FAMILY – 4.77%
Mid-America Apartment Communities, Inc.	25,100	2,279,331
Sun Communities, Inc.	39,100	2,679,523

		4,958,854

OFFICE/INDUSTRIAL – 11.70%
Brandywine Realty Trust	305,500	4,173,130
Columbia Property Trust, Inc.	166,200	3,902,376
Liberty Property Trust	131,700	4,089,285

		12,164,791

RETAIL – 11.37%
Agree Realty Corp	111,800	3,800,082
Developers Diversified Realty Corp.	65,900	1,109,756
Kite Realty Group	135,100	3,503,143
Ramco-Gerhenson Properties Trust	204,900	3,403,389

		11,816,370

TOTAL COMMON STOCKS		54,150,751

(Cost: $43,778,434)

6

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2015

		Fair
	Shares	Value

PREFERRED STOCK – 43.64%

CONVERTIBLE PREFERRED – 0.89%
Ramco-Gershenson Properties Trust, Series D, 7.250%	15,100	$923,365

DIVERSIFIED/OTHER – 6.83%
Digital Realty Trust, Series G, 5.875%	76,900	1,917,886
Public Storage, Series A, 5.8750%*	43,200	1,142,640
Public Storage, Series Y, 6.3750%	24,044	663,134
Vereit, Inc., Series F, 6.7000%	67,200	1,653,120
Vornado Realty Trust, Series L, 5.400%	70,800	1,720,440

		7,097,220

HEALTHCARE – 2.59%
Alexandria Real Estate Equities, Inc., Series E, 6.450%	50,000	1,295,500
Sabra Health Care Reit, Inc., Series A, 7.125%	55,437	1,399,784

		2,695,284

HOTEL – 2.92%
Hersha Hospitality Trust, Series B, 8.000%	23,500	595,255
Hersha Hospitality Trust, Series C, 6.875%	31,800	791,820
LaSalle Hotel Properties, Series I, 6.375%	64,500	1,642,815

		3,029,890

INDUSTRIAL – 2.14%
PS Business Parks, Inc., Series T, 6.000%	43,200	1,103,328
PS Business Parks, Inc., Series U, 5.750%	44,600	1,119,460

		2,222,788

MORTGAGE REIT – 8.34%
Annaly Capital Management, Series C, 7.625%	54,100	1,267,022
Annaly Capital Management, Series D, 7.500%	35,900	831,444
Colony Capital Inc., Series A, 8.500%	31,300	781,561
Colony Capital Inc., Series B, 7.500%	53,100	1,298,826
ISTAR Financial Inc, Series D, 8.000%	48,400	1,143,692
ISTAR Financial Inc., Series I, 7.500%	50,200	1,151,086
Northstar Realty Financial, Series B, 8.250%	54,900	1,262,151
Resource Capital Corp., Series B, 8.250%	53,919	926,328

		8,662,110

7

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2015

		Fair
	Shares	Value

MULTI-FAMILY – 3.58%
Apartment Investment & Management Co., Series Z, 7.000%	30,510	771,903
Equity Lifestyle Properties, Series C, 6.750%	54,100	1,393,075
Sun Communities Inc., Series A, 7.125%	60,500	1,554,850

		3,719,828

OFFICE – 5.06%
Boston Properties, Inc., Series B, 5.250%	59,100	1,492,275
Brandywine Realty Trust, Series E, 6.900%	23,908	642,408
Kilroy Realty Corp., Series H, 6.375%	65,637	1,668,492
SL Green Realty Corp., Series I, 6.500%	57,300	1,458,858

		5,262,033

RETAIL – 11.29%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	996,426
Developers Diversified Realty Corp., Series J, 6.500%	29,900	753,480
Developers Diversified Realty Corp., Series K, 6.250%	39,600	990,000
Entertainment Property Trust, Series F, 6.625%	39,200	992,152
General Growth Properties, Inc., Series A, 6.375%	61,100	1,515,280
Regency Centers Corp., Series G, 6.000%	65,501	1,674,206
Saul Centers, Inc., Series C, 6.875%	32,100	839,415
Taubman Centers Inc., Series K, 6.250%	49,500	1,262,250
Urstadt Biddle Properties, Inc., Series F, 7.125%	49,700	1,285,242
WP Glimcher, Inc., Series I, 6.875%	56,800	1,429,656

		11,738,107

TOTAL PREFERRED STOCKS		45,350,625

(Cost: $46,622,538)
TOTAL LONG POSITIONS – 95.74%		99,501,376

(Cost: $90,400,972)

MONEY MARKET – 3.54%*
Money Market Fiduciary, 0.00274%	3,682,878	3,682,878

(Cost: $3,682,878)

NET INVESTMENTS IN SECURITIES – 99.28%
(Cost: $94,083,850)		103,184,254
Other assets, net of liabilities - 0.72%		745,590

NET ASSETS – 100.00%		$103,929,844

* Effective 7 day yield as of December 31, 2015.
See Notes to Financial Statements

8

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015

ASSETS
Investments at fair value (identified cost of $94,083,850) (Note 1)	$103,184,254
Cash	19,360
Receivable for capital stock sold	13,267
Dividends and interest receivable	843,557
Tax reclaims receivable	4,675
Prepaid expenses	47,157

TOTAL ASSETS	104,112,270

LIABILITIES
Payable for capital stock purchased	84,587
Payable for securities purchased	37,260
Accrued advisory fees	36,522
Accrued 12b-1 fees, Platform Class	223
Accrued custody fees	1,534
Other accrued expenses	22,300

TOTAL LIABILITIES	182,426

NET ASSETS	$103,929,844

Net Assets Consist of:
Paid-in-capital applicable to 7,985,236 no par value shares of
beneficial interest outstanding; unlimited shares authorized	$94,720,827
Accumulated net realized gain (loss) on investments	108,613
Net unrealized appreciation (depreciation) of investments	9,100,404

Net Assets	$103,929,844

NET ASSET VALUE PER SHARE
Institutional Class Shares
($101,450,524 / 7,792,840 shares outstanding)	$13.02

Platform Class Shares
($2,479,320 / 192,396 shares outstanding)	$12.89

See Notes to Financial Statements

9

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2015

INVESTMENT INCOME
Dividend	$4,215,295
Interest	489

Total investment income	4,215,784

EXPENSES
Investment management fees (Note 2)	555,682
12b-1 fees, Platform Class (Note 2)	6,195
Recordkeeping and administrative services (Note 2)	51,002
Accounting fees (Note 2)	52,171
Custody fees	11,229
Transfer agent fees (Note 2)	50,064
Professional fees	38,153
Filing and registration fees	19,919
Trustees fees	4,092
Compliance fees	7,000
Shareholder servicing and reports	94,035
Other	51,750

Total expenses	941,292
Management fee waivers and reimbursed expenses (Note 2)	(46,006)

Fees paid indirectly (Note 6)
Net Expenses	895,286

Net investment income (loss)	3,320,498

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	12,104,992
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(11,619,056)

Net realized and unrealized gain (loss) on investments	485,936

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,806,434

See Notes to Financial Statements

10

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended		Year ended
	December 31, 2015		December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,320,498		$4,120,153
Net realized gain (loss) on investments	12,104,992		1,323,506
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(11,619,056)		20,852,429

Increase (decrease) in net assets from operations	3,806,434		26,296,088

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(3,248,543)		(4,044,326)
Platform Class	(71,955)		(75,827)
Net realized gain
Institutional Class	(11,709,143)		(1,303,909)
Platform Class	(277,119)		(23,746)
Return of capital
Institutional Class	–		(948,615)
Platform Class	–		(17,806)

Decrease in net assets from distributions	(15,306,760)		(6,414,229)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	32,907,911		12,902,665
Platform Class	87,563		33,200
Distributions reinvested
Institutional Class	9,324,016		2,557,161
Platform Class	331,949		110,766
Shares redeemed
Institutional Class	(67,539,782	)(1)	(16,882,491	)(1)
Platform Class	(138,389)		(463,675)

Increase (decrease) in net assets from capital stock transactions	(25,026,732)		(1,742,374)

NET ASSETS
Increase (decrease) during year	(36,527,058)		18,139,485
Beginning of year	140,456,902		122,317,417

End of year (including undistributed net
investment income (loss) of – and $–, respectively)	$103,929,844		$140,456,902

(1) Reflects redemption fees of $– and $808, respectively

See Notes to Financial Statements

11

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Institutional Class(B)

	Years ended December 31,

	2015	2014	2013	2012	2011

Net asset value, beginning of year	$14.68	$12.54	$13.34	$11.86	$12.68

Investment activities
Net investment income (loss)(1)	0.43	0.44	0.51	0.54	0.62
Net realized and unrealized gain
(loss) on investments	(0.04)	2.39	(0.32)	1.73	(0.92)

Total from investment activities	0.39	2.83	0.19	2.27	(0.30)

Distributions
Net investment income	(0.46)	(0.45)	(0.50)	(0.53)	(0.38)
Net realized gain	(1.59)	(0.14)	(0.45)	(0.10)	(0.02)
Return of capital	–	(0.10)	(0.04)	(0.16)	(0.12)

Total distributions	(2.05)	(0.69)	(0.99)	(0.79)	(0.52)

Net asset value, end of year	$13.02	$14.68	$12.54	$13.34	$11.86

Total Return	2.69%	23.04%	1.34%	19.49%	(2.22% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.84%	0.85%	0.86%	0.96%	1.30%
Expenses, net of fees paid indirectly/before waiver or recovery	0.84%	0.85%	0.86%	0.96%	1.20%
Expenses, net of fees paid indirectly and waiver or recovery	0.80%	0.80%	0.80%	0.81%	0.81%
Net investment income (loss)	2.99%	3.23%	3.71%	4.20%	5.19%
Portfolio turnover rate	26.89%	22.72%	39.75%	24.88%	14.52%
Net assets, end of year (000’s)	$101,451	$137,969	$119,900	$117,268	$48,771

(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B) The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

See Notes to Financial Statements

12

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Platform Class(B)

	Years ended December 31,

	2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.55	$12.43	$13.22	$11.76	$12.59

Investment activities
Net investment income (loss)(1)	0.39	0.41	0.46	0.49	0.59
Net realized and unrealized gain
(loss) on investments	(0.04)	2.36	(0.31)	1.70	(0.94)

Total from investment activities	0.35	2.77	0.15	2.19	(0.35)

Distributions
Net investment income	(0.42)	(0.41)	(0.45)	(0.49)	(0.35)
Net realized gain	(1.59)	(0.14)	(0.45)	(0.10)	(0.02)
Return of capital	–	(0.10)	(0.04)	(0.14)	(0.11)

Total distributions	(2.01)	(0.65)	(0.94)	(0.73)	(0.48)

Net asset value, end of period	$12.89	$14.55	$12.43	$13.22	$11.76

Total Return	2.46%	22.74%	1.03%	18.98%	(2.68% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.09%	1.10%	1.20%	1.31%	1.65%
Expenses, net of fees paid indirectly/before waiver or recovery	1.09%	1.10%	1.20%	1.31%	1.55%
Expenses, net of fees paid indirectly and waiver or recovery	1.05%	1.05%	1.14%	1.16%	1.16%
Net investment income	2.74%	2.98%	3.37%	3.85%	4.84%
Portfolio turnover rate	26.89%	22.72%	39.75%	24.88%	14.52%
Net assets, end of period (000’s)	$2,479	$2,488	$2,417	$2,259	$2,054

(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B) The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.

See Notes to Financial Statements

13

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2015

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of the World Funds Trust (the ”Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Fund is a non-diversified open-end management company. The Fund was established in 1997 as a series of The World Funds, Inc (“TWF”). Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Platform Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust.

Effective December 31, 2010, the Board of Directors of The World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund. The Fund currently offers the Institutional Class and Platform Class of shares to new investors.

On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations. This strategy is intended to produce high relative portfolio income and longer term potential for growth in asset value. The manager may shift the allocation up to a minimum of 25% of either common or preferred equities or a maximum of 75% in either type if in its discretion another allocation within this range would better achieve the Fund’s objectives.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given

14

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$54,150,751	$–	$–	$54,150,751
Preferred Stocks	45,350,625	–	–	45,350,625
Money Market	3,682,878	–	–	3,682,878

	$103,184,254	$–	$–	$103,184,254

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the year ended December 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2015.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

16

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

Management has reviewed the Fund’s tax positions for each of the open tax years (2012-2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2015, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the year ended December 31, 2015, REMS earned $555,682 and waived $46,006 in investment management fees.

REMS has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Fund do not exceed 0.80% of the

17

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

Fund’s average daily net assets until May 31, 2025. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, short-sale dividends, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Trustees of the Trust (“Board”). The total amount of reimbursement recoverable by REMS is the sum of all fees previously waived or reimbursed by REMS to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by REMS is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The total amount of recoverable reimbursements as of December 31, 2015 was $194,545 and expires as follows:

2016	$82,251
2017	66,288
2018	46,006

$194,545

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2015, FDCC received no underwriting fees. The Fund has adopted a Distribution Plan (the “Plan”) for Platform Class Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Platform Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Platform Class shares. For the year ended December 31, 2015, there were $6,195 in Platform Class 12b-1 expenses incurred. Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI, provides shareholder services, recordkeeping, administrative and blue-sky filing services and earned $51,002 in administrative fees for the year ended December 31, 2015. As transfer and dividend disbursing agent, CFSI earned $50,064 for its services for the year ended December 31, 2015. As the Fund’s pricing agent, CFSI earned $52,171 for its services for the year ended December 31, 2015.

Certain officers of the Fund are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel

18

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2015, aggregated $28,561,347 and $60,447,001, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2015 and the year ended December 31, 2014, respectively, was as follows:

	Year ended
	December 31, 2015	Year ended
	(unaudited)	December 31, 2014

Distributions paid from
Ordinary income	$4,460,602	$4,179,762
Accumulated net realized
gain on investments	10,846,158	1,268,046
Return of capital	–	966,421

Total distributions	$15,306,760	$6,414,229

19

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) of investments	$158,565
Net unrealized appreciation (depreciation) of investments	9,050,452

$9,209,017

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2015, the cost for Federal income tax purpose was $94,133,802.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$11,045,245
Gross unrealized depreciation	(1,994,793)

Net unrealized appreciation	$9,050,452

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class		Platform Class
	Year ended		Year ended
	December 31, 2015		December 31, 2015

	Shares	Value	Shares	Value

Shares sold	2,261,707	$32,907,911	6,091	$87,563
Shares reinvested	695,853	9,324,016	25,023	331,949
Shares redeemed	(4,564,954)	(67,539,782)	(9,728)	(138,389)

Net increase (decrease)	(1,607,394)	$(25,307,855)	21,386	$281,123

	Institutional Class		Platform Class
	Year ended		Year ended
	December 31, 2014		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	920,229	$12,902,665	2,462	$33,200
Shares reinvested	184,702	2,557,161	8,094	110,766
Shares redeemed	(1,267,897)	(16,882,491)	(34,040)	(463,675)

Net increase (decrease)	(162,966)	$(1,422,665)	(23,484)	$(319,709)

20

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. There were no transfers from CAPIS to the Fund’s administrator to offset operating expenses for the year ended December 31, 2015.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At December 31, 2015, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

21

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

There were no borrowings during the year ended December 31, 2015.

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of REMS Real Estate Income 50/50 Fund
And Board of Directors of the World Funds Trust

We have audited the accompanying statement of assets and liabilities of the REMS Real Estate Income 50/50 Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments as of December 31, 2015, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the REMS Real Estate Income 50/50 Fund as of December 31, 2015, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 29, 2016

23

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	14	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	14	None

24

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 79	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	14	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Leeward Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

25

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During The Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 70	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	American Growth Fund, Inc.
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

26

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During The Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A

27

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During The Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011).	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015–present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

28

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY CONTRACT RENEWAL

Although this annual report pertains to only one of the mutual funds advised by REMS, the following disclosure relates to the most recent investment advisory agreement renewal of the REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Value-Opportunity Fund, and REMS Real Estate Income 50/50 Fund. The annual report for the other REMS advised mutual funds that are not contained herein are available by contacting the Fund.

At a meeting held on November 10-11, 2015, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (collectively referred to herein as the “Agreements”) between the Trust and Real Estate Management Services Group, LLC (“REMS” or “Adviser”) in regard to each of the REMS Real Estate Income 50/50 Fund, the REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund (each a “Fund” and collectively, the “REMS Funds”).

Counsel reviewed with the Board a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreements. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those

29

REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information which was provided at the Meeting, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Agreements. The Board reviewed the services to be provided by REMS to the REMS Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and the anticipated efforts to promote the

30

REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for the REMS Funds.

Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that the rationale for any differences could be attributed to cash flow and differences placed on restrictions place on the separate accounts relative to the REMS Funds such as prohibitions on leverage and shorting strategies. It was noted that the REMS Real Estate Value-Opportunity Fund, for the year-to-date and one-year periods, underperformed its Category average (Real Estate Category), but for the five-year and ten-year periods it outperformed the Category average. It was noted that for the REMS Real Estate Income 50/50 Fund, for the year-to date-period it outperformed its Category average (Real Estate Category) and it underperformed the Category average for the one-year period. It was noted that the REMS International Real Estate Value-Opportunity Fund underperformed its Category average (Global Real Estate Category) for the year-to-date and one-year periods. The Trustees considered that while the REMS Funds’ are grouped into the Real Estate and Global Real Estate Categories they are unlike other funds in the categories due to their holdings and strategies. Based on these considerations, the Board concluded that the performance of the REMS Funds was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the expected asset levels of the REMS Funds; and the projected overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the management fee) relative to other funds comparable in terms of the

31

REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that the fees were above the Category average for the REMS Real Estate Value-Opportunity Fund and REMS International Real Estate Value-Opportunity Fund and below the Category average for the REMS Real Estate Income 50/50 Fund. The Trustees considered the management fee charge by REMS to separately managed accounts in the Value Opportunity style and that such fee was 20 basis points less than that charged to the Fund. The Trustees considered the difference in fees for the REMS Value-Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate. The Trustees considered that the management fee charged by REMS to accounts similar to the REMS Real Estate Income 50/50 Fund are the same. The Trustees considered that there are no accounts managed in a manner that is similar to the REMS International Real Estate Value-Opportunity Fund. The Trustees reflected on discussions at the Meeting by representatives of REMS that they may want to lower the expense limitation arrangements in place for certain REMS Funds for the next calendar year. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by the REMS Funds were fair and reasonable.

The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Board considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from various forms of expense limitation arrangement in place for each of the REMS Funds. It was noted that for the REMS International Real Estate Value-Opportunity Fund the expense limitation arrangement was only scheduled to be in place until December 31, 2015, but that REMS was actively considering this Fund and it would likely put the cap in place and extend it beyond December 31, 2015. It was noted that that the REMS Real Estate Value-Opportunity Fund had the assurance of the expense limitation in place but that its assets were at a level where the gross expense ratio was operating below the cap – the Trustees believed that having the expense limitation in place for this Fund was, nonetheless valuable for the Fund’s shareholders in that it assured investors that they would realize the benefits of the cap without the need to have assets exceed a threshold. With respect to the REMS Real Estate Income 50/50 Fund, the Trustees noted that the Fund’s shareholder were benefiting currently from the expense limitation arrangement. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the Funds, the Board determined that the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow the REMS Funds to realize the benefits of economies of scale as the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

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REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; commission recapture programs; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increase market exposure by its association with the Trust.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a one-year term.

33

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2015 and held for the six months ended December 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34

REMS REAL ESTATE INCOME 50/50 FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the period ended December 31, 2015*
Actual	$1,000	$1,048.60	$4.13
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.08

Platform Class	Beginning Account Value July 1, 2015	Ending Account Value December 31,	Expenses Paid During the period ended December 31, 2015*
Actual	$1,000	$1,047.20	$5.42
Hypothetical (5% return before expenses)	$1,000	$1,019.75	$5.35

* Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Institutional Class and 1.05% for Class P, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

35

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550.

Annual Report to Shareholders

REMS INTERNATIONAL REAL ESTATE
VALUE-OPPORTUNITY FUND

For the Year Ended December 31, 2015

Dear REMS International Real Estate Value-Opportunity Investor,

International publicly traded real estate as defined by the EPRA/NAREIT Global Ex U.S. Index declined by –3.5% over 2015. Positive share price performance in the U.K., Europe and Australia were more than offset by declines in Japan, Hong Kong, emerging markets and Canada. Currency was also a negative contributor with weakness in the Canadian dollar, the Euro and the Australian dollar. The REMS International Real Estate Value-Opportunity Fund (“REMS”) declined by –1.3% over 2015. REMS’ value investing style led to a number of investments in Europe and Australia, which were key positive contributions to REMS’ relative performance. In addition, REMS’ rigorous investment process ensured a relatively low exposure to weak Asian markets in 2015.

The largest positive contribution to REMS return over 2015 were positions in continental European investments. For instance ADO Properties, a Berlin, Germany residential property company was a new IPO in 2015, where improving market fundamentals and firming private market values lead to a sharp rise in the company’s share price. Another example was Vastned, a European street retail REIT where management has successfully transformed the entity by selling weaker quality assets, buying opportune assets and improving the balance sheet. These investments highlight REMS differentiated investment style, both solid investments in quality international real estate, but both having very little weight in the main benchmark index.

The strength of the U.S. dollar relative to international currencies over 2015 was the largest negative contribution to fund performance. There were also a couple of notable weaknesses in REMS investment positions such as Wheelock, a diversified owner of high-quality Hong Kong retail, office and residential properties which suffered share price declines driven by slowing fundamentals and macro-economic fears. Interestingly Wheelock now trades at a fraction of its book value and represents a compelling long term investment opportunity for patient investors like REMS.

With recent volatility in global equity markets, REMS is seeing numerous opportunities to invest in high quality real estate companies at substantial discounts to the private market, with low risk balance sheets and seasoned management teams. Across markets discounted valuations are supported by instances of dividend yields ranging from 5–10%, and several companies are now trading at historically high discounts to their book value.

As always, we thank you for your investment in our Fund.

Sincerely,

Quentin Velleley, CFA	John Webster

1

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2015 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

2

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/15	3/19/14 to 12/31/15*

REMS International Real Estate Value-Opportunity Fund Founders Class	(1.31%)	(0.16%)
NAREIT Global ex U.S. Equity Index	(3.50%)	(1.56%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Global ex US Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

3

4

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015

		Fair
Security Description	Shares	Value

COMMON STOCK – 83.60%

DIVERSIFIED – 32.52%
Cromwell Property Group	648,145	$495,921
Kennedy Wilson Europe Real Estate	29,800	531,594
Land Securities Group PLC	13,800	239,460
Mirvac Group	309,900	447,134
Soundwill Holdings	207,000	290,063
Swire Properties Ltd.	136,200	393,657
Wheelock & Co. Ltd.	107,000	450,775

		2,848,604

HOTEL – 4.95%
Belmond Ltd.*	18,300	173,850
Millennium & Copthorne Hotels	38,000	259,608

		433,458

OFFICE/INDUSTRIAL – 30.73%
CA Immobilien Anlagen AG	21,374	390,920
Corporacion Immobiliaria Vesta SAB	247,000	376,208
DIC Asset AG	53,151	538,383
Gecina SA	3,900	475,103
Global Logistic Properties Limited	279,300	423,510
NTT Urban Development Corp.	50,100	487,683

		2,691,807

MULTI-FAMILY/HOUSING – 5.12%
ADO Properties SA*	15,580	448,674

RETAIL – 10.28%
Capital & Regional PLC	397,100	380,532
Vastnet Retail NV	11,300	520,055

		900,587

TOTAL COMMON STOCK		7,323,130

(Cost: $7,770,329)

5

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2015

		Fair
Security Description	Shares	Value

MONEY MARKET – 15.59%
Money Market Fiduciary, 0.00274%* **	1,365,658	$1,365,658

(Cost: $1,365,658)

NET INVESTMENTS IN SECURITIES – 99.19%
(Cost: $9,135,987)		8,688,788
Other assets, net of liabilities – 0.81%		70,688

NET ASSETS – 100.00%		$8,759,476

*Effective 7 day yield as of December 31, 2015.

**The Fund invests a significant amount (15.59% as of December 31, 2015) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

See Notes to Financial Statements

6

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015

ASSETS
Investments at fair value (identified cost of $9,135,987) (Note 1)	$8,688,788
Cash	26,891
Dividends and interest receivable	18,637
Receivable for withholding tax reclaims	4,315
Due from advisor	18,982
Prepaid expenses	7,821

TOTAL ASSETS	8,765,434

LIABILITIES
Accrued accounting fees	3,351
Accrued custodian fees	2,607

TOTAL LIABILITIES	5,958

NET ASSETS	$8,759,476

Net Assets Consist of:
Paid-in-capital applicable to 907,512 no par value shares of beneficial
interest outstanding, unlimited shares authorized	$9,210,074
Accumulated net investment income	(3)
Accumulated net realized gain on investments	(3,346)
Accumulated net unrealized appreciation (depreciation) on investments
and foreign currency	(447,249)

Net Assets	$8,759,476

NET ASSET VALUE PER SHARE
Founders Class
($8,759,476 / 907,512 shares outstanding)	$9.65

See Notes to Financial Statements

7

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2015

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $16,084)	$154,724
Interest	197

Total investment income	154,921

EXPENSES
Investment management fees (Note 2)	80,983
Accounting fees	39,633
Custodian fees	11,679
Professional fees	46,153
Filing and registration fees	2,959
Trustees fees	4,119
Compliance fees	7,000
Shareholder servicing and reports	8,858
Insurance expense	400
Other	12,058

Total expenses	213,842
Management fee waivers (Note 2)	(80,983)
Expense reimbursements (Note 2)	(132,859)

Net expenses	–

Net investment income (loss)	154,921

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	89,239
Net realized gain (loss) on securities sold short	11,215
Net realized gain (loss) on foreign currency transactions	(4,390)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(464,075)
Net increase (decrease) in unrealized appreciation (depreciation)
of foreign currencies	(70)

Net realized and unrealized gain (loss) on investments	(368,081)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(213,160)

See Notes to Financial Statements

8

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

		March 19, 2014*
	Year ended	through
	December 31,	December 31,
	2015	2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$154,921	$19,271
Net realized gain (loss) on investments
and foreign currencies	96,064	(910)
Net increase (decrease) in unrealized
appreciation (depreciation) of investments
and foreign currency transactions	(464,145)	16,896

Increase (decrease) in net assets from operations	(213,160)	35,257

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Founders Class	(131,943)	(14,596)
Realized gains
Founders Class	(126,156)	–

Decrease in net assets from distributions	(258,099)	(14,596)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Founders Class	5,027,000	4,712,596
Distributions reinvested
Founders Class	167,103	8,215
Shares redeemed
Founders Class	–	(704,840)

Increase (decrease) in net assets from capital
stock transactions	5,194,103	4,015,971

NET ASSETS
Increase (decrease) during period	4,722,844	4,036,632
Beginning of period	4,036,632	–

End of period (including accumulated net investment
income (loss) of $(3) and $3,890, respectively)	$8,759,476	$4,036,632

*Commencement of operations
See Notes to Financial Statements

9

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Founders Class Shares

		March 19, 2014*
	Year ended	through
	December 31,	December 31,
	2015	2014

Net asset value, beginning of period	$10.07	$10.00

Investment activities
Net investment income(1)	0.19	0.05
Net realized and unrealized gain (loss)
on investments and foreign currency transactions	(0.32)	0.06

Total from investment activities	(0.13)	0.11

Distributions
Net investment income	(0.15)	(0.04)
Realized gains	(0.14)	–
Return of capital	–	–

Total distributions	(0.29)	(0.04)

Net asset value, end of period	$9.65	$10.07

Total Return	(1.31% )	1.06%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.64%	3.33%	**
Expenses, net of management fee waivers and reimbursements	0.00%	0.00%	**
Net investment income	1.91%	0.61%	**
Portfolio turnover rate	15.25%	1.42%	***
Net assets, end of period (000’s)	$8,759	$4,037

* Commencement of operations
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

10

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2015

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS International Real Estate Value-Opportunity Fund (the “Fund”), is a series of the World Funds Trust (“WFT” or “Trust”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations March 19, 2014 as a series of WFT. The Fund currently offers Founders Class shares.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

11

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks
Diversified	2,848,604	–	–	2,848,604
Hotel	433,458	–	–	433,458
Office/Industrial	1,274,821	1,416,986	–	2,691,807
Multi-Family/Housing	–	448,674	–	448,674
Retail	900,587	–	–	900,587

Total Common Stocks	5,457,470	1,865,660	–	7,323,130

Money Market	1,365,658	–	–	1,365,658

	$6,823,128	$1,865,660	$–	$8,688,788

12

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

During the year ended December 31, 2015, there were transfers of $1,865,660 between Levels 1 and 2. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2015.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per

13

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

share. For the year ended December 31, 2015, such reclassifications reduced accumulated net investment income by $26,871 and reduced accumulated net realized loss by $26,871.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meet certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective counties. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive its fees and to reimburse expenses until April 30, 2016, so that there will be no annual fund operating expenses for the Founders shares through that date. The Advisor will have no opportunity to recoup these waivers and expense reimbursements at any time in the future. For the year ended December 31, 2015, the Advisor earned and waived $80,983 in investment management fees and reimbursed expenses of $132,859.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended

14

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

December 31, 2015, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator and transfer and dividend disbursing agent. As administrator, CFSI provides shareholder recordkeeping, administrative and blue-sky filing services and earned no fees for the year ended December 31, 2015. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned no fees for its services for the year ended December 31, 2015.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2015, aggregated $6,254,543 and $808,801, respectively. These amounts do not include purchases of $106,355 to cover shorts and sales proceeds of $93,897 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

15

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

The tax character of distributions paid during the year ended December 31, 2015 and the period March 19, 2014* through December 31, 2014 was as follows:

		Period March 19, 2014*
	Year ended	through
	December 31, 2015	December 31, 2014

Distributions paid from
Ordinary Income	$231,356	$14,596
Long term capital gains	26,743	–

	$258,099	$14,596

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Other losses	$(3,349)
Net unrealized appreciation on investments and
foreign currency	(477,249)

$(450,598)

For tax purposes, the Fund has a post October currency loss of $3 and a post October capital loss of $3,346. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, January 1, 2016.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of post October losses.

As of December 31, 2015, the cost for Federal income tax purpose was $9,135,987

Net unrealized depreciation consists of:

Gross unrealized appreciation	$219,691
Gross unrealized depreciation	(696,890)

Net unrealized depreciation	$(477,199)

The book basis and tax basis of net unrealized appreciation is the same.

16

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Founders Class Shares
	Year ended
	December 31, 2015

	Shares	Value

Shares sold	489,600	$5,027,000
Shares reinvested	17,209	167,103
Shares redeemed	–	–

Net Increase (decrease)	506,809	$5,194,103

	Founders Class Shares
	Period March 19, 2014* through
	December 31, 2014

	Shares	Value

Shares sold	471,085	$4,712,596
Shares reinvested	814	8,215
Shares redeemed	(71,196)	(704,840)

Net Increase (decrease)	400,703	$4,015,971

* Commencement of operations.

NOTE 6 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

The Fund invests a signifcant amount (15.59% as of December 31, 2015) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The performance of the Fund may be directly affected by the performance of the UMB Money Market Fiduciary.

17

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2015

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the shareholders of REMS International Real Estate Value-Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the REMS International Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period March 19, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the REMS International Real Estate Value-Opportunity Fund as of December 31, 2015, and the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period March 19, 2014 to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
February 29, 2016

19

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	14	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	14	None

20

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 79	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	14	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

21

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 70	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	American Growth Fund, Inc.
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

22

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A

23

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011).	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

24

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY CONTRACT RENEWAL

Although this annual report pertains to only one of the mutual funds advised by REMS, the following disclosure relates to the most recent investment advisory agreement renewal of the REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Value-Opportunity Fund, and REMS Real Estate Income 50/50 Fund. The annual report for the other REMS advised mutual funds that are not contained herein are available by contacting the Fund.

At a meeting held on November 10–11, 2015, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (collectively referred to herein as the “Agreements”) between the Trust and Real Estate Management Services Group, LLC (“REMS” or “Adviser”) in regard to each of the REMS Real Estate Income 50/50 Fund, the REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund (each a “Fund” and collectively, the “REMS Funds”).

Counsel reviewed with the Board a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreements. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

25

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information which was provided at the Meeting, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Agreements. The Board reviewed the services to be provided by REMS to the REMS Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and the anticipated efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel; and REMS’ compliance program,

26

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for the REMS Funds.

Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that the rationale for any differences could be attributed to cash flow and differences placed on restrictions place on the separate accounts relative to the REMS Funds such as prohibitions on leverage and shorting strategies. It was noted that the REMS Real Estate Value-Opportunity Fund, for the year-to-date and one-year periods, underperformed its Category average (Real Estate Category), but for the five-year and ten-year periods it outperformed the Category average. It was noted that for the REMS Real Estate Income 50/50 Fund, for the year-to date-period it outperformed its Category average (Real Estate Category) and it underperformed the Category average for the one-year period. It was noted that the REMS International Real Estate Value-Opportunity Fund underperformed its Category average (Global Real Estate Category) for the year-to-date and one-year periods. The Trustees considered that while the REMS Funds’ are grouped into the Real Estate and Global Real Estate Categories they are unlike other funds in the categories due to their holdings and strategies. Based on these considerations, the Board concluded that the performance of the REMS Funds was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the expected asset levels of the REMS Funds; and the projected overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that the fees were above the Category average for the REMS Real Estate Value-Opportunity Fund and REMS International

27

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Real Estate Value-Opportunity Fund and below the Category average for the REMS Real Estate Income 50/50 Fund. The Trustees considered the management fee charge by REMS to separately managed accounts in the Value Opportunity style and that such fee was 20 basis points less than that charged to the Fund. The Trustees considered the difference in fees for the REMS Value-Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate. The Trustees considered that the management fee charged by REMS to accounts similar to the REMS Real Estate Income 50/50 Fund are the same. The Trustees considered that there are no accounts managed in a manner that is similar to the REMS International Real Estate Value-Opportunity Fund. The Trustees reflected on discussions at the Meeting by representatives of REMS that they may want to lower the expense limitation arrangements in place for certain REMS Funds for the next calendar year. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by the REMS Funds were fair and reasonable.

The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Board considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from various forms of expense limitation arrangement in place for each of the REMS Funds. It was noted that for the REMS International Real Estate Value-Opportunity Fund the expense limitation arrangement was only scheduled to be in place until December 31, 2015, but that REMS was actively considering this Fund and it would likely put the cap in place and extend it beyond December 31, 2015. It was noted that that the REMS Real Estate Value-Opportunity Fund had the assurance of the expense limitation in place but that its assets were at a level where the gross expense ratio was operating below the cap – the Trustees believed that having the expense limitation in place for this Fund was, nonetheless valuable for the Fund’s shareholders in that it assured investors that they would realize the benefits of the cap without the need to have assets exceed a threshold. With respect to the REMS Real Estate Income 50/50 Fund, the Trustees noted that the Fund’s shareholder were benefiting currently from the expense limitation arrangement. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the Funds, the Board determined that the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow the REMS Funds to realize the benefits of economies of scale as the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

28

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; commission recapture programs; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increase market exposure by its association with the Trust.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a one-year term.

29

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2015 and held for the six months ended December 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
FUND EXPENSES (unaudited)

Founders Class Shares	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the period ended December 31, 2015*
Actual	$1,000	$980.10	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00% for Founders Class multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

31

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds Trust., investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,500 for 2015 and $51,500 for 2014.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,000 for 2015 and $13,000 for 2014.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2015 and $0 for 2014.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund .

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2014.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 8, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: March 8, 2016

* Print the name and title of each signing officer under his or her signature.